Liability for loss and loss adjustment expenses (Tables)	12 Months Ended
Dec. 31, 2021
Insurance [Abstract]
Summary of Liability for Loss and Loss Adjustment Expenses
A summary of the changes in the liability for loss and loss adjustment expenses for each of the years ended is as follows:

	Year ended December 31,
	2021	2020
Balance at the beginning of the year	$69,800	$62,758

Provision for claims related to:
Current year	$28,860	$20,619
Prior years	(7,525)	(5,282)
Total provision for claims	$21,335	$15,337

Paid losses related to:
Current year	$(3,180)	$(2,331)
Prior years	(7,688)	(5,964)
Total paid losses	$(10,868)	$(8,295)

Balance at the end of the period	$80,267	69,800

Provision for claims as a percentage of net written premiums	4.5%	4.4%